Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Income Taxes

The following table presents the components of loss before income taxes (in thousands):

	Year Ended December 31,
	2024	2023	2022
United States	$(39,968)	$(30,355)	$(92,360)
Foreign	1,871	2,720	(7,050)
Total loss before income taxes	$(38,097)	$(27,635)	$(99,410)

Schedule of Provision for (Benefit from) Income Taxes

The following table summarizes income tax (expense) benefit (in thousands):

	Year Ended December 31,
	2024	2023	2022
Current:
United States
Federal	$—	$—	$—
State	(37)	(161)	(87)
Foreign	(683)	(850)	(372)
Total current income tax provision	(720)	(1,011)	(459)
Deferred
United States
Federal	—	—	10
State	—	—	13
Foreign	286	292	272
Total deferred income tax benefit	286	292	295
Total income tax expense	$(434)	$(719)	$(164)

Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate

	Year Ended December 31,
	2024	2023	2022
Federal statutory income tax rate	21.0%	21.0%	21.0%
Non-deductible executive compensation	(3.2)%	(2.6)%	—%
State taxes, net of federal benefit	2.7%	(0.3)%	2.8%
Tax credits	4.0%	4.9%	1.3%
Stock-based compensation	(2.4)%	(1.6)%	(2.4)%
Permanent items	(0.3)%	(0.6)%	(0.3)%
Change in valuation allowance	(22.5)%	(24.3)%	(20.8)%
Impairment of goodwill	—%	—%	(1.6)%
Other	(0.4)%	0.9%	(0.2)%
Effective income tax rate	(1.1)%	(2.6)%	(0.2)%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$80,541	$77,731
Tax credits	10,178	8,645
Deferred revenue	2,412	2,568
Amortization	645	727
Stock-based compensation	3,808	3,186
Inventory	1,069	1,391
Capitalized R&D Costs	13,753	9,353
Lease liability	9,093	9,948
Other deferred tax assets	497	198
Accrual and reserves	1,876	2,159
Total deferred tax assets	123,872	115,906
Less: valuation allowances	(118,663)	(110,082)
Net deferred tax assets	$5,209	$5,824
Deferred tax liabilities:
Right-of-Use Assets	$(3,970)	$(4,372)
Depreciation	(1,137)	(1,307)
Amortization acquired intangibles	(831)	(1,253)
Other deferred tax liabilities	(71)	(69)
Net deferred tax (liability) asset	$(800)	$(1,177)

Summary of Valuation Allowance

The Company’s change in its valuation allowance account related to deferred tax assets was as follows (in thousands):

	2024	2023
Balance at December 31 of prior year	$110,082	$103,372
Change in valuation allowance	8,581	6,710
Balance at December 31	$118,663	$110,082